Number of Awards Outstanding (Detail)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options outstanding	3,058,795	3,121,064	2,712,808
Number of restricted stock units expected to vest	97,700